Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	AMERICAN FUNDS GLOBAL BALANCED FUND
Central Index Key	0001505612
Amendment Flag	false
Document Creation Date	Dec. 31, 2014
Document Effective Date	Jan. 01, 2015
Prospectus Date	Jan. 01, 2015
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class A
Risk/Return:
Trading Symbol	GBLAX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-F-1
Risk/Return:
Trading Symbol	CBFFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-1
Risk/Return:
Trading Symbol	RGBLX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-2
Risk/Return:
Trading Symbol	RGBBX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-3
Risk/Return:
Trading Symbol	RGBCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-4
Risk/Return:
Trading Symbol	RGBEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-5
Risk/Return:
Trading Symbol	RGBFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-6
Risk/Return:
Trading Symbol	RGBGX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class B
Risk/Return:
Trading Symbol	GBLBX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class C
Risk/Return:
Trading Symbol	GBLCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-1
Risk/Return:
Trading Symbol	GBLEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-2
Risk/Return:
Trading Symbol	GBLFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-A
Risk/Return:
Trading Symbol	CBFAX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-B
Risk/Return:
Trading Symbol	CBFBX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-C
Risk/Return:
Trading Symbol	CBFCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-E
Risk/Return:
Trading Symbol	CBFEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-2E
Risk/Return:
Trading Symbol	RGGHX